Significant events for the year ended December 31, 2024 and the three months ended March 31, 2025 and subsequent events - For the year ended 2024 (Details)
€ / shares in Units, € in Thousands, $ in Thousands
				1 Months Ended		2 Months Ended	3 Months Ended		8 Months Ended	27 Months Ended	31 Months Ended	136 Months Ended
	Nov. 19, 2024 USD ($)	Jul. 11, 2024 shares	Mar. 28, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 shares	Mar. 31, 2025 plan € / shares	Mar. 31, 2025 EUR (€) € / shares	Mar. 31, 2024 EUR (€)	Sep. 30, 2024 shares plan	Nov. 30, 2019 EUR (€)	Jun. 30, 2016 EUR (€)	Mar. 31, 2025 EUR (€) € / shares	Nov. 19, 2024 shares € / shares	Aug. 20, 2023 EUR (€) € / shares	Dec. 16, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of free shares plans issued | plan						5			7
Proceeds from borrowings												€ 175,000
Par value per share (in euro per share) | € / shares						€ 0.01	€ 0.01					€ 0.01	€ 0.01
Subsidies							€ 0	€ 25
Number of ADS per Ordinary Shares | shares													1
At-The-Market (ATM) Program
Disclosure of detailed information about borrowings [line items]
Expected proceeds from share issuance | $	$ 150,000
Expected proceeds from share issuance, shelf registration | $	$ 350,000
RNP-VIR conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity				€ 6,300
Proceeds from conditional advances										€ 4,032
Proceeds from government grants										€ 1,123
Repayment of excess conditional advances claimed				€ 1,241
Percentage of conditional advances waived				60.00%
Conditional advances				€ 2,945
Subsidies				1,872
CARENA conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity															€ 3,840
Proceeds from conditional advances				€ 1,068							€ 2,187
Percentage of conditional advances waived				60.00%
Conditional advances				€ 3,255
Subsidies				€ 2,251
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			€ 25,000
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			€ 25,000
Kreos & Claret Financing, Tranche B and C
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity														€ 25,000
Par value per share (in euro per share) | € / shares														€ 1.00
AGA-2024
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares									1,946,125
AGA-2024 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage									50.00%
Vesting period									2 years
AGA-2024 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage									25.00%
Vesting period									3 years
AGA-2024 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting percentage									25.00%
Vesting period									4 years
AGA-2024-6
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares		20,000
BSA-2024-1
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares					77,820
Vesting percentage					25.00%
Vesting period					4 years